Property and Equipment (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Depreciation, Depletion and Amortization, Total	$ 158,993	$ 174,721	$ 686,820	$ 825,780